EQUITY (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
EQUITY
Equity

Common Shares—During the three months ended March 31, 2016 and 2015, the Company declared aggregate distributions of $0.34 and $0.10 per common share, respectively. Subsequent to quarter end, the Company's board of directors declared a cash distribution of $0.25 per share, composed of a $0.10 per share quarterly distribution and a $0.15 per share special distribution. The distribution will be paid on May 24, 2016 to shareholders of record as of the close of business on May 17, 2016 (Note 16).
In connection with the Reorganization Transaction, two holders of record (the “Dissenting Shareholders”) with approximately 2.0 million shares of common stock of CIFC Corp. in aggregate (“Dissenting Shares”) reserved their right to seek appraisal of their shares (Note 16). Distributions payable to the Dissenting Shareholder will be withheld by the Company.
Treasury Share/Share Repurchases—During the three months ended March 31, 2016, the Company repurchased 75,296 common shares in open-market transactions for an aggregate cost (including transaction costs) of $0.4 million with an average price per share of $5.75. There were no repurchases made during the three months ended March 31, 2015. As of March 31, 2016, the Company was authorized to repurchase up to $3.8 million of its common shares under the share repurchase program.

Share-based Compensation— As of March 31, 2016, there was $14.8 million of estimated unrecognized compensation expense related to unvested share options and RSU awards, net of estimated forfeitures. The remaining weighted average vesting periods of share options and RSUs are 0.28 years and 2.79 years, respectively.

Share Options—The following table summarizes certain share options activity:

	Number of Shares Underlying Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at December 31, 2015	3,285,313	$6.69	4.64	$788
Exercised (1)	(50,000)	$4.83
Outstanding at March 31, 2016	3,235,313	$6.72	4.39	$2,659
Exercisable at March 31, 2016	2,980,731	$6.56	4.13	$2,658
Vested and Expected to vest at March 31, 2016 (2)	3,219,855	$6.71	4.38	$2,659

Explanatory Notes:
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(1)	During the three months ended March 31, 2016 and 2015, total intrinsic value of options exercised was $33.5 thousand and $78.5 thousand, respectively.

(2)	Includes a reduction to outstanding options at period end for expected forfeiture rate over the life of the options.

RSUs—For RSU awards that are not entitled to distribution equivalent rights, the fair value of the awards was determined using the Company's grant date common share price less the present value of the expected distributions forgone during the vesting period. For RSU awards that are entitled to distribution equivalent rights, the fair value of the awards was determined using the Company's grant date common share price.

During the three months ended March 31, 2016 the Company granted to employees and directors 1,093,015 RSUs. These awards generally vest over 3 years, with 33% vesting at the end of the grant year and the remainder of the award vesting ratably on a quarterly basis for the remaining 2 years (until the last vesting date as stated in the award agreement).

The following table summarizes restricted share unit activity:

	For the Three Months Ended March 31, 2016	Weighted Average Grant Date Fair Value
Restricted share units outstanding, beginning of period	2,033,510	$7.69
Granted (1)(2)	1,093,015	$5.78
Vested	(240,611)	$8.09
Forfeited (3)	(5,988)	$8.35
Restricted share units outstanding, end of period	2,879,926	$6.69

Explanatory Notes:
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(1)	Weighted average grant date fair value excludes 360,000 of performance based RSUs for which performance hurdles will be determined in the future.

(2)	Shareholder approval is required to increase the number of shares available under the Company’s 2011 Stock and Incentive Plan to accommodate these new grants.

(3)	The forfeited share-based awards are returned to the grant pool for reissuance under the 2011 Stock Plan.

Equity

Common Shares—During each of the years ended December 31, 2015 and 2014, the Company paid aggregate annual distributions of $0.40 per common share. Subsequent to year end, the Company's board of directors declared an aggregate cash distribution of $0.34 per share; composed of a quarterly cash distribution of $0.10 per share and a special distribution of $0.24 per share issued in order to defray a portion of the U.S. Federal income tax liability of shareholders arising from the Reorganization Transaction. The distribution will be paid on April 15, 2016 to shareholders of record as of the close of business on April 1, 2016 (Note 19).

During 2014, the Company issued 4,132,231 shares of the Company's common shares on the conversion of $25.0 million of Convertible Notes to DFR Holdings.

Treasury Share/Share Repurchases—On March 29, 2012, the Board of Directors ("the Board") approved a $10.0 million share repurchase program. Shares may be repurchased from time to time and in such amounts as market conditions warrant, subject to price ranges set by management and regulatory considerations. The share repurchase program does not have an expiration date.

During the year ended December 31, 2015, the Company repurchased 168,008 common shares in open-market transactions for an aggregate cost (including transaction costs) of $1.2 million with an average price per share of $6.85. The Company's Board authorized the constructive retirement of all outstanding treasury shares though December 31, 2015, or 298,452 treasury shares with an aggregate cost of $2.1 million. As a result, the cost of the retired shares were reclassified from Treasury shares to Additional paid-in capital on the Consolidated Balance Sheet. There were no repurchases made during the year ended December 31, 2014. As of December 31, 2015, the Company was authorized to repurchase up to 4.2 million of its common shares under the share repurchase program.

Share-based Compensation—The Company is authorized to issue up to 6,181,929 common shares pursuant to the CIFC Corp. 2011 Stock Option and Incentive Plan (the “2011 Stock Plan”). Stock options and restricted stock units ("RSUs") are issued under the 2011 Stock Plan. As of December 31, 2015, an aggregate of 296,540 shares remain available for issuance under the 2011 Stock Plan.

During the years ended December 31, 2015 and 2014, the Company recorded total share-based compensation expense from stock options and RSUs of $5.3 million and $2.6 million, respectively. As of December 31, 2015, there was $10.0 million of estimated unrecognized compensation expense related to unvested stock option and RSU awards, net of estimated forfeitures. The remaining weighted average vesting period of stock options and RSUs are 0.39 years and 2.71 years, respectively.

Stock Options—The following table summarizes certain Stock Options activity:

	Number of Shares Underlying Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding at December 31, 2014	3,635,313	$6.68	5.16	$6,146
Exercised (1)	(103,906)	$5.00
Forfeited (2)	(159,531)	$7.25
Expired (2)	(86,563)	$7.09
Outstanding at December 31, 2015	3,285,313	$6.69	4.64	$788
Exercisable at December 31, 2015	2,872,540	$6.50	4.21	$744
Vested and Expected to vest at December 31, 2015 (3)	3,263,392	$6.68	4.62	$786

Explanatory Notes:
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(1)	During the year ended December 31, 2015 and 2014, total intrinsic value of options exercised was $0.2 million and $0.3 million, respectively.

(2)	Forfeited and expired equity-based awards are returned to the grant pool for reissuance under the 2011 Stock Plan.

(3)	Includes a reduction to outstanding options at period end for expected forfeiture rate over the life of the options.

Management estimates the fair value of share-based awards using the Black-Scholes option pricing model. The Company did not grant any stock options during the year ended December 31, 2015. The weighted average assumptions as of the grant date related to share-based awards (by period issued) are listed in the table below:

For the Years Ended December 31,
2014
Expected dividend yield	4.54%
Expected volatility	42.65%
Risk-free interest rate	1.96%
Expected life (years)	5.77

The share-based awards granted generally have exercise prices equal to the fair market value of the share on the date of grant, a contractual term of 10 years and a vesting period of approximately 4 years. In addition to awards with service conditions, certain of the awards also contain performance conditions. The expected dividend yield is the expected annual dividend as a percentage of the fair market value of the shares on the date of grant. The expected dividend yield represents what the Company expected to distribute in the foreseeable future at the grant date. The expected volatility is estimated by considering the historical volatility of the Company's shares, the historical and implied volatility of peer companies and the Company's expectations of volatility for the expected life of the share-based awards. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for an instrument which closely approximates the expected option term. The expected option term is the number of years management estimates that the share-based award will be outstanding prior to exercise. The expected life of the share-based awards issued is determined using the simplified method.

RSUs—Each RSU outstanding represents the right to receive one CIFC LLC common share, subject to acceleration upon the occurrence of certain specified events. The number of RSUs may be adjusted, as determined by the Board, in connection with any share dividends, share splits, subdivisions or consolidations of shares (including reverse share splits) or similar changes in the Company's capitalization. RSU awards are generally not entitled to distributions, therefore the fair value of these awards were determined using the Company's grant date common share price less the present value of the expected distributions forgone during the vesting period. For certain awards, RSUs are entitled to dividend equivalent rights and, as such, the fair value of the awards was determined using the Company's grant date common share price.

During the years ended December 31, 2015 and 2014, the Company granted to employees and directors 1,138,787 and 1,318,152 RSUs, respectively. During 2015 and 2014, the Company granted the following RSUs:

•
an aggregate of 340,000 and 362,070, respectively, service-based RSUs to certain employees and executives. These awards generally vest over 3 years, with 33% vesting at the end of the grant year and the remainder of the award vesting ratably on a quarterly basis for the remaining 2 years (until the last vesting date as stated in the award agreement).

•	an aggregate of 720,000 and 180,000, respectively, performance-based RSUs which cliff vest according to the terms of the RSU agreements.

•	an aggregate of 65,868 and 76,082, respectively, service-based RSUs to the Company's directors. The 2015 awards vest no later than July 1, 2016 and the 2014 awards vested on June 5, 2015.

•
Further, on December 31, 2015, the Company modified its June 13, 2014 service-based RSUs granted to the Company's Co-Presidents. The acceleration of vesting resulted in an additional $0.4 million of share based compensation expense recognized during the current year. The 600,000 service-based RSUs are composed of five tranches of 120,000, with 20% of the first tranche initially vesting on December 31, 2014, 20% of the second tranche initially vesting on December 31, 2015, 20% of the third tranche initially vesting on December 31, 2016, 20% of the fourth tranche initially vesting on December 31, 2017 and 20% of the fifth tranche initially vesting on December 31, 2018 (each such 20% initial vesting date, the “Initial Vest Date” in respect of such tranche); following the Initial Vest Date in respect of each tranche, 5% of the remaining RSUs will vest quarterly over the four year period following the Initial Vest Date in respect of such tranche. The modification accelerated the vesting of the third, fourth and fifth tranche to occur in full on March 31, 2017, 2018 and 2019, respectively. The first and second tranche of these awards will continue to vest according to the terms of the original RSU agreement.

•
On October 2, 2014, the Company granted 100,000 service-based RSUs to certain employees which are comprised of five equal 20,000 RSU tranches, with 20% of the first tranche initially vesting on December 31, 2014 and 20% of each of the remaining four tranches initially vesting on one year anniversaries of the initial vesting date of previous tranches (each such 20% initial vesting date, the “Initial Vest Date” in respect of such tranche). Following the Initial Vest Date in respect of each tranche, 5% of the remaining RSUs will vest quarterly over the four year period following the Initial Vest Date in respect of such tranche.

•
Prior to 2014, the Company granted 15,000 RSUs. These awards vest over four years with 25% initially vesting at the end of the grant year and the remainder of the award vesting annually for the three years remaining (until the last vesting date as stated in the award agreement).

The following table summarizes restricted stock unit activity:

	For the Year Ended December 31, 2015	Weighted Average Grant Date Fair Value
Restricted stock units outstanding, beginning of period	1,248,444	$8.01
Granted (1)	1,138,787	$7.21
Vested	(286,592)	$8.07
Forfeited (2)	(67,129)	$7.76
Restricted stock units outstanding, end of period	2,033,510	$7.69

Explanatory Notes:
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(1)	Weighted average grant date fair value excludes 540,000 of performance based RSUs for which performance hurdles will be determined in the future.

(2)	The forfeited share-based awards are returned to the grant pool for reissuance under the 2011 Stock Plan.

Profits Interests Awards—During June 2011, CIFC Parent (a related party until December 18, 2013) granted certain employees of the Company profits interests in CIFC Parent which are fully vested. The profits interests share in approximately 5% of the residual value of CIFC Parent above a specified value. These liability-based awards were measured at fair value on the grant date and are remeasured at each reporting date, with changes in fair value recorded as compensation expense, until the award is paid (or settled) by CIFC Parent. Management's estimate of the fair value of these awards was based on a discounted cash flow model that includes estimates related to the performance of CIFC Parent. During the years ended December 31, 2015 and 2014, the Company recorded a non-cash compensation expense of $0.2 million and $0.1 million, respectively, in "Employee compensation and benefits" on the Consolidated Statements of Operations related to the amortization and remeasurement of the value of the awards.

Warrants—In December 2013, DFR Holdings purchased warrants (the "DFR Warrants") from GE Capital Equity Investments, Inc. ("GE Capital"). The DFR Warrants generally maintain the same terms as the warrants originally held by GE Capital. The DFR Warrants provide the holder the right to purchase 2.0 million common shares while the original warrants issued to GE Capital provided the holder the right to purchase a newly created class of non-voting share. The DFR Warrants have an exercise price of $6.375 per share, are immediately exercisable and were scheduled to expire on September 24, 2014. The terms of the warrants were extended in 2014 for one year (or September 24, 2015) in exchange for $0.2 million cash. In 2015, the terms of the warrants were extended to January 24, 2017 in exchange for $0.4 million cash. Both extensions were recorded to "Additional paid-in-capital" on the Consolidated Balance Sheet.